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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals

Quarterly Schedule of Portfolio Holdings

May 31, 2018

invesco.com/us	VK-CE-IGMUNI-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–166.07%(a)

Alabama–3.78%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,875	$5,500,950
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2039	1,275	1,443,134
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2044	1,275	1,443,134
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	2,500	2,652,225
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	755	832,131
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(c)	5.00%	01/01/2042	4,995	5,602,842
Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,260	1,445,157
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	2,525	2,033,483
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,700	3,327,966
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,395	3,602,638
				27,883,660

Alaska–0.70%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,755	5,170,730

Arizona–4.48%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,457,940
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (d)	5.25%	07/01/2052	1,250	1,250,888
Arizona (State of) Transportation Board; Series 2008 B, Highway RB(e)(f)	5.00%	07/01/2018	2,560	2,566,835
Series 2008 B, Highway RB(c)(e)(f)	5.00%	07/01/2018	3,835	3,845,239
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	750	788,775
Series 2010, RB	5.13%	05/15/2040	1,500	1,577,580
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,168,029
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC)(b)	5.25%	01/01/2032	1,775	1,780,006
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	970	987,218
Series 2009, Education RB	7.13%	01/01/2045	925	942,446
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	6.50%	07/01/2034	510	568,252
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,175	3,418,395
Phoenix Civic Improvement Corp., Series 2017 D, Ref. Jr. Lien Airport RB	5.00%	07/01/2032	1,270	1,484,744
Phoenix Civic Improvement Corp.; Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2042	1,585	1,802,779
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2047	2,535	2,872,662
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (d)	5.38%	07/01/2052	1,215	1,193,507
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)(e)(f)	5.00%	01/01/2019	3,145	3,206,453
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	1,000	1,131,470
				33,043,218

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–17.06%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	$2,300	$2,575,379
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	2,200	2,348,258
Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	2,550	2,908,785
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	1,250	938,638
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (h)	0.00%	06/01/2055	11,260	582,255
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (e)(f)	6.00%	07/01/2019	1,500	1,572,690
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	1,770	2,018,650
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (e)(f)	5.50%	08/15/2020	1,000	1,083,170
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/2027	1,415	1,536,336
Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/2030	1,650	1,780,251
Series 2012, Water Furnishing RB(d)(g)	5.00%	07/01/2037	3,610	3,860,606
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	2,000	2,056,300
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	875	950,005
Series 2016 A, RB(d)	5.00%	12/01/2041	1,380	1,480,423
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,800	1,860,336
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(e)(f)	5.25%	07/01/2019	1,055	1,097,717
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(e)(f)	5.25%	07/01/2019	1,845	1,919,704
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,790	3,057,784
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	3,800	4,213,972
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,500	2,883,500
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,850	2,068,744
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	550	550,765
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)(e)(f)	5.00%	06/01/2020	5,580	5,956,092
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB(e)(h)	0.00%	01/01/2023	10,750	9,818,942
Series 2015, Ref. Toll Road CAB RB (INS-AGM)(b)(h)	0.00%	01/15/2034	4,225	2,325,820
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,350	5,376,750
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,855	2,855,086
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,400	1,567,468
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,643,300
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB(c)	5.00%	05/15/2035	1,000	1,061,740
Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,117,960
Los Angeles Municipal Improvement Corp. (Real Property); Series 2016 B, Ref. Lease RB	4.00%	11/01/2035	1,245	1,319,775
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,800	1,866,330
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,241,920
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (i)	6.25%	08/01/2043	2,055	1,710,767
Palomar Pomerado Health; Series 2009, COP (e)(f)	6.75%	11/01/2019	1,700	1,821,652
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2046	5,065	1,609,353
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	3,415	3,625,022
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,260	2,538,884
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(e)(f)	5.00%	08/01/2021	6,210	6,845,531

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2025	$1,165	$1,258,782
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2026	2,335	2,519,535
Series 2016 B, Second Series RB(g)	5.00%	05/01/2041	5,000	5,676,650
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	5,070	5,563,362
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	710	776,570
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2041	3,560	982,204
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,547,275
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,440	1,584,763
Vernon (City of); Series 2009 A, Electric System RB(e)(f)	5.13%	08/01/2019	680	700,767
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,595	1,650,984
				125,907,552

Colorado–2.50%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB(c)(e)(f)	5.00%	03/01/2022	3,000	3,329,670
Series 2012 A, University Enterprise System RB(c)(e)(f)	5.00%	03/01/2022	2,650	2,941,209
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	600	663,066
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	670	670,161
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	505	505,035
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	1,035	1,122,923
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,700	1,819,527
Series 2010, Private Activity RB	6.50%	01/15/2030	2,100	2,286,354
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,750	1,929,935
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,240	1,411,505
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	720	733,507
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (d)	5.00%	12/15/2041	985	1,013,230
				18,426,122

Connecticut–0.75%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(b)(g)	6.60%	07/01/2024	3,580	3,589,093
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/2021	1,800	1,959,192
				5,548,285

District of Columbia–4.69%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,245	2,251,757
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(e)(f)	6.38%	10/01/2019	3,650	3,866,554
Series 2009, Hospital RB(e)(f)	6.50%	10/01/2019	1,100	1,166,308
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(e)(f)	5.00%	10/01/2018	2,350	2,375,874
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(e)(f)	5.00%	10/01/2018	1,150	1,162,662
Series 2013 A, Sub. Lien Public Utility RB(c)	5.00%	10/01/2044	3,080	3,427,424

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

District of Columbia; Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2034	$3,525	$3,966,577
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2035	7,050	7,929,065
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, Second Sr. Lien Dulles Toll Road CAB RB(h)	0.00%	10/01/2037	2,500	1,065,950
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,975	7,415,541
				34,627,712

Florida–8.22%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,122,320
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/2038	2,380	2,686,615
Series 2015 A, Airport System RB(g)	5.00%	10/01/2045	2,250	2,486,205
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (d)	7.75%	05/15/2035	1,340	1,470,503
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,450	1,627,349
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (e)	5.95%	07/01/2020	50	54,100
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,335,671
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	2,475	2,684,979
Gramercy Farms Community Development District; Series 2011, Ref. Special Assessment Conv. CAB RB(i)	6.75%	05/01/2039	1,860	892,800
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC)(b)(c)(g)	5.38%	10/01/2033	1,450	1,465,907
Series 2008 A, RB (INS-AGC)(b)(c)(g)	5.50%	10/01/2038	3,260	3,298,142
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	4,600	4,978,350
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,018,842
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	1,710	1,932,249
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	4,250	4,472,275
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB(e)(f)	6.13%	08/01/2020	715	776,662
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	255	274,742
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2028	1,000	1,094,540
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,180	1,291,050
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	2,855	3,243,480
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (d)	7.00%	10/01/2025	815	821,112
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(c)(g)	5.00%	10/01/2047	3,430	3,879,913
Series 2017 A, Priority Sub. Airport Facilities RB(g)	5.00%	10/01/2047	3,465	3,919,504
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB(j)	6.13%	05/01/2035	190	16,150
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	170	170,231
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB(c)(e)(f)(g)	5.50%	10/01/2019	4,000	4,197,120
Series 2011, Ref. RB(c)	5.00%	10/01/2031	3,860	4,221,489
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	970,006
Reunion East Community Development District; Series 2005, Special Assessment RB(j)	5.80%	05/01/2036	348	3
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	425	435,604

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (k)	4.34%	05/01/2035	$1,149	$735,495
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,088,970
				60,662,378

Georgia–3.49%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(e)(f)	6.75%	01/01/2019	305	313,915
Series 2009 B, Tax Allocation RB(e)(f)	6.75%	01/01/2019	165	169,823
Series 2009 B, Tax Allocation RB(e)(f)	7.38%	01/01/2019	310	320,165
Atlanta (City of); Series 2009 A, Water & Wastewater RB(e)(f)	6.00%	11/01/2019	1,850	1,959,409
Series 2009 A, Water & Wastewater RB(e)(f)	6.00%	11/01/2019	2,000	2,118,280
Series 2009 A, Water & Wastewater RB(e)(f)	6.00%	11/01/2019	1,850	1,959,409
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	12,580	14,247,982
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,500	2,684,950
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	1,000	1,114,600
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL)(b)	6.50%	01/01/2020	790	827,304
				25,715,837

Hawaii–1.22%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB(e)(f)	5.75%	07/01/2020	1,480	1,598,518
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,226,740
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	3,075	3,252,520
Series 2015 A, Airport System RB(g)	5.00%	07/01/2045	1,740	1,935,681
				9,013,459

Idaho–0.70%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,019,720
Series 2008 A, RB	6.75%	11/01/2037	1,500	1,529,970
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	916,984
Regents of the University of Idaho; Series 2011, Ref. General RB (f)	5.25%	04/01/2021	1,545	1,671,134
				5,137,808

Illinois–16.74%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,645	1,646,234
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/2032	2,770	3,076,417
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/2041	1,275	1,385,198
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB(g)	5.00%	01/01/2046	865	937,954
Series 2015 D, RB	5.00%	01/01/2046	605	670,231
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,720	1,935,378
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,385	1,609,952
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,305	1,325,697
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2035	750	767,842
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,785	1,982,992
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)(l)	5.25%	12/01/2036	5,760	6,188,544
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,835	4,213,169

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$1,075	$1,145,627
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	435	462,301
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	350	371,557
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	962	971,329
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	501	506,346
Series 2011 A, Sales Tax RB(e)(f)	5.25%	01/01/2022	2,910	3,236,822
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,745	2,888,756
Series 2012 A, Unlimited Tax GO Bonds (INS-BAM)(b)	5.00%	01/01/2033	2,025	2,131,758
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM)(b)	5.00%	01/01/2032	1,200	1,291,044
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	895	964,515
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,475	3,713,559
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,075	2,341,554
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,083,520
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,573,870
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (e)(f)	5.50%	10/01/2018	1,860	1,883,492
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 A, Ref. RB	5.00%	07/15/2042	3,425	3,910,288
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB(c)(e)(f)	5.38%	08/15/2019	3,500	3,652,145
Series 2009 A, RB(c)(e)(f)	5.75%	08/15/2019	2,000	2,095,780
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,657,108
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	366	18,315
Series 2016 B, RB	5.63%	05/15/2020	1,733	1,724,912
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB(e)(f)	6.25%	11/15/2019	1,145	1,217,788
Series 2009, RB	6.25%	11/15/2035	755	798,752
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	955,900
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (e)(f)	7.25%	11/01/2018	2,885	2,949,797
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,333,797
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (e)(f)	6.00%	02/15/2020	2,455	2,623,094
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(e)(f)	5.50%	02/15/2021	3,565	3,886,991
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,117,891
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010, Dedicated State Tax RB(e)(f)	5.50%	06/15/2020	820	878,696
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	2,555	2,627,485
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,936,476
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	2,800	1,767,472
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2031	1,235	1,351,572
Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2032	1,125	1,228,635
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/2038	3,875	4,247,310
Series 2015 A, RB(c)	5.00%	01/01/2040	6,480	7,221,766
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,255	1,290,479
Series 2013, Unlimited Tax GO Bonds (INS-BAM)(b)	5.50%	07/01/2038	2,525	2,762,804
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,300	1,345,617
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,150	1,187,927
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,300	1,360,034
Series 2017 A, Unlimited Tax GO Bonds	5.00%	12/01/2024	1,825	1,949,939
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	1,800	1,906,038

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Railsplitter Tobacco Settlement Authority; Series 2010, RB (e)(f)	5.50%	06/01/2021	$5,475	$6,030,439
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	1,205	1,205,651
				123,546,556

Indiana–3.78%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,505	3,843,478
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (e)(f)	6.75%	03/01/2019	2,200	2,282,302
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(g)	5.00%	07/01/2040	3,960	4,249,120
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2035	500	539,650
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2048	590	629,394
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,825	1,837,447
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,680	3,703,736
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC-Barclays Bank, PLC)(m)(n)	0.85%	11/01/2037	1,000	1,000,000
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB(e)(f)	5.25%	07/01/2023	1,500	1,731,780
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,260	1,434,661
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030	3,300	3,643,728
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM)(b)(h)	0.00%	01/15/2019	1,280	1,265,843
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	1,500	1,762,350
				27,923,489

Iowa–0.99%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB(d)	5.88%	12/01/2027	1,110	1,181,584
Series 2013, Ref. Midwestern Disaster Area RB(f)	5.25%	12/01/2037	1,290	1,371,876
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,750	1,756,633
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,395	1,401,877
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	12,920	1,554,534
				7,266,504

Kansas–1.13%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)(g)	5.75%	11/15/2038	3,800	4,011,204
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,400	1,599,066
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,470	2,740,267
				8,350,537

Kentucky–2.87%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2047	1,140	1,240,639
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,365	1,462,679
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,445	1,544,691
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,035	1,110,100
Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	1,290	1,423,076

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(e)(f)	6.00%	06/01/2020	$1,000	$1,078,940
Series 2010 A, Hospital RB(e)(f)	6.38%	06/01/2020	1,850	2,009,525
Series 2010 A, Hospital RB(e)(f)	6.50%	06/01/2020	3,400	3,697,976
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	2,190	2,241,509
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	2,465	2,522,977
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	280	286,586
Series 2009, Ref. RB(e)(f)	5.25%	02/01/2019	315	322,409
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,098,400
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,129,500
				21,169,007

Louisiana–1.22%

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC-Louisiana State University Nicholson Gateway); Series 2016 A, Lease RB	5.00%	07/01/2056	1,180	1,285,339
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,260	1,388,885
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (f)	4.00%	06/01/2022	1,000	1,060,560
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	885	953,464
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,680	1,832,124
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,415	1,531,568
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	885	943,684
				8,995,624

Maryland–0.94%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	884,500
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,756,517
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (e)(f)	5.75%	06/01/2020	1,565	1,685,724
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (e)(f)	5.38%	06/01/2020	1,110	1,187,522
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	811,058
Series 2017, Ref. RB	5.00%	04/01/2032	550	583,385
				6,908,706

Massachusetts–3.00%

Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD Limited Tax GO Bonds (m)	0.81%	12/01/2030	3,000	3,000,000
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,455	1,517,929
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2032	6,000	6,261,420
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	185	185,501
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,985	6,552,079
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(e)(f)	7.25%	01/01/2021	735	828,595
Series 2011 I, RB	7.25%	01/01/2032	490	553,185
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/2031	3,000	3,260,610
				22,159,319

Michigan–4.09%

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,229,708
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,925	3,317,740

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	$1,905	$2,108,339
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,275	1,388,959
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM)(b)	5.00%	07/01/2030	2,785	3,134,991
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	640	707,597
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM)(b)	5.00%	07/01/2035	1,250	1,392,275
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	640	712,845
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,305	1,437,875
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,330	2,582,479
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	3,980	4,509,340
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,365	3,382,397
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,160,020
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB (g)	5.00%	12/01/2042	1,000	1,121,110
				30,185,675

Minnesota–0.75%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	310	311,113
Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	500	502,780
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(e)(f)	6.38%	11/15/2018	2,750	2,808,877
Series 2008 A, Health Care System RB(e)(f)	6.63%	11/15/2018	1,850	1,891,237
				5,514,007

Mississippi–1.62%

Jackson (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB (m)	0.89%	06/01/2023	8,595	8,595,000
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,364,230
				11,959,230

Missouri–0.89%

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	2,280	2,286,110
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,519,824
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	520	553,972
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/2035	1,200	1,240,992
				6,600,898

Nebraska–1.07%

Central Plains Energy Project (No. 3); Series 2012, Gas RB(o)	5.00%	09/01/2032	1,500	1,641,750
Series 2012, Gas RB(o)	5.00%	09/01/2042	2,750	3,009,875
Series 2012, Gas RB(o)	5.25%	09/01/2037	1,500	1,656,705
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,613,160
				7,921,490

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–1.03%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(e)(f)	5.00%	06/01/2018	$4,300	$4,300,000
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(e)(f)	5.00%	06/01/2018	3,300	3,300,000
				7,600,000

New Jersey–5.94%

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (g)	5.00%	10/01/2037	975	1,064,495
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (e)(f)	5.88%	06/01/2020	2,475	2,671,960
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 1.60%) (p)	2.66%	03/01/2028	500	495,390
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(g)	5.13%	01/01/2034	1,250	1,367,262
Series 2013, Private Activity RB(g)	5.38%	01/01/2043	1,000	1,094,720
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL)(b)	5.90%	03/15/2021	14,000	14,366,520
Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(b)(c)(l)	5.50%	09/01/2022	3,855	4,260,238
New Jersey (State of) Transportation Trust Fund Authority; Series 2011 A, Transportation System RB	5.50%	06/15/2041	3,990	4,181,241
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,545	1,686,043
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,035	1,143,623
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,725	1,729,002
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,725	1,729,002
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (e)(f)	5.00%	07/01/2022	900	1,006,641
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	3,230	3,549,738
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,070	3,458,969
				43,804,844

New Mexico–0.73%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,125	3,340,875
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (c)(e)(f)(g)	6.38%	08/01/2018	2,050	2,065,847
				5,406,722

New York–18.23%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB(e)(f)	6.25%	01/15/2020	2,070	2,218,916
Series 2009, PILOT RB(e)(f)	6.38%	01/15/2020	860	923,571
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,100	3,099,814
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB(e)(f)	5.25%	11/15/2019	4,000	4,203,880
Series 2010 D, RB(e)(f)	5.25%	11/15/2020	7,500	8,118,525
Subseries 2005 E-1, VRD RB (LOC-Bank of Montreal (The))(m)(n)	1.00%	11/01/2035	500	500,000
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL)(b)(g)	5.75%	12/01/2022	3,000	3,139,500
Series 1997 6, Special Obligation RB (INS-NATL)(b)(g)	5.75%	12/01/2025	3,000	3,139,410
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	3,000	3,291,780
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (c)(g)	5.00%	09/15/2028	3,360	3,969,538
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (g)	5.75%	10/01/2036	2,825	2,852,346
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	9,285	10,128,727

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/2039	$5,300	$5,407,749
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	7,000	7,782,950
Subseries 2013, Sub. Future Tax Sec. RB(c)	5.00%	11/01/2038	10,155	11,393,402
Subseries 2018 C-3, Sub. Future Tax Sec. RB	4.00%	05/01/2042	1,710	1,798,595
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	3,240	3,589,823
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	3,390	3,653,132
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,900	3,197,685
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,285	1,359,453
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB(e)(f)	5.00%	10/01/2019	2,775	2,895,907
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC)(b)	5.00%	10/01/2024	225	233,928
Series 2014 C, State Personal Income Tax RB(c)	5.00%	03/15/2040	5,655	6,336,936
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(c)(e)(f)	5.00%	03/15/2019	2,800	2,874,816
Series 2009 A, Personal Income Tax RB(c)(e)(f)	5.00%	03/15/2019	3,100	3,182,832
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/2029	5,670	6,123,430
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,770	2,013,605
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	2,910	3,301,279
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (d)	5.00%	11/15/2044	5,450	5,795,094
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2031	1,725	1,820,686
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (g)	5.00%	01/01/2031	3,425	3,905,630
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(g)	5.00%	07/01/2046	1,810	1,964,592
Series 2016 A, Special Facilities RB(g)	5.25%	01/01/2050	3,310	3,630,143
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,775	1,820,476
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	3,565	3,679,650
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	1,140	1,173,265
				134,521,065

North Carolina–2.86%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	9,800	11,045,580
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	3,180	3,418,691
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (e)(f)	5.00%	01/01/2019	6,510	6,635,317
				21,099,588

North Dakota–0.80%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,046,820
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2053	4,455	4,849,624
				5,896,444

Ohio–6.70%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,966,872
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,894,865
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,651,324
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	609,855
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,211,412

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	$490	$487,442
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,830	7,829,843
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	6.50%	01/01/2034	1,150	1,202,268
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,730	1,913,570
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	3,685	3,987,428
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,595	1,831,969
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	2,525	2,703,871
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,520	2,804,458
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (e)(f)	6.25%	06/01/2021	1,200	1,347,756
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB (e)(f)	6.50%	11/15/2021	3,500	4,013,240
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	1,000	1,050,250
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital Facilities RB (c)(e)(f)	5.00%	01/01/2019	4,000	4,077,000
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	825	908,424
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR (j)	5.63%	06/01/2018	1,875	1,800,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (d)(g)	4.25%	01/15/2038	600	616,680
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB(e)(f)	5.75%	05/15/2020	385	412,893
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,005	2,128,448
				49,449,868

Oklahoma–1.58%

Edmond Public Works Authority; Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2042	2,780	3,206,869
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2047	3,265	3,752,367
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,225	2,534,097
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,990	2,150,533
				11,643,866

Pennsylvania–3.85%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (e)(f)	5.50%	03/01/2021	1,500	1,639,755
Berks (County of) Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, Healthcare Facilities RB	5.00%	05/15/2037	1,000	1,096,890
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,512,945
Series 2010 D, RB	5.00%	01/01/2040	1,500	1,564,410
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,900	3,074,174
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(m)(n)	1.06%	09/01/2028	179	179,000

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB(e)(f)	5.00%	06/01/2019	$840	$867,056
Series 2009 A, Sub. RB(e)(f)	5.00%	06/01/2019	740	763,835
Series 2009 A, Sub. RB(e)(f)	5.00%	06/01/2019	245	252,891
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,200	1,394,484
Subseries 2010 B-2, Sub. RB(e)(f)	5.75%	12/01/2020	1,630	1,781,590
Subseries 2010 B-2, Sub. RB(e)(f)	5.75%	12/01/2020	885	967,305
Subseries 2010 B-2, Sub. RB(e)(f)	5.75%	12/01/2020	935	1,021,955
Subseries 2010 B-2, Sub. RB(e)(f)	6.00%	12/01/2020	1,480	1,622,805
Subseries 2010 B-2, Sub. RB(e)(f)	6.00%	12/01/2020	300	329,718
Subseries 2010 B-2, Sub. Turnpike RB(e)(f)	6.00%	12/01/2020	320	351,699
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(i)	5.13%	12/01/2039	1,000	844,950
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	2,400	2,725,560
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	735	827,985
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	963,325
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,125	1,268,719
Series 2017 B, Ref. Airport RB(c)(g)	5.00%	07/01/2047	2,985	3,350,215
				28,401,266

Puerto Rico–0.57%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	1,550	1,546,125
Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	6,050	619,702
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	2,065	2,067,044
				4,232,871

South Carolina–1.73%

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (e)(f)	5.50%	02/01/2019	1,000	1,024,810
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (e)(f)	5.25%	08/01/2023	1,600	1,846,816
South Carolina (State of) Ports Authority; Series 2015, RB(g)	5.25%	07/01/2050	1,905	2,140,191
Series 2015, RB(g)	5.25%	07/01/2055	1,380	1,547,601
Series 2018, RB(g)	5.00%	07/01/2043	770	879,225
Series 2018, RB(g)	5.00%	07/01/2055	600	674,184
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,500	4,670,460
				12,783,287

South Dakota–0.47%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,660	1,817,733
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,633,459
				3,451,192

Tennessee–0.27%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2037	1,770	2,019,464

Texas–20.43%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,750	1,919,890
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(b)	5.00%	08/15/2018	1,875	1,887,525
Series 2009, Ref. & Improvement RB (INS-AGC)(b)	5.00%	08/15/2019	2,200	2,286,152

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	$3,525	$3,745,806
Series 2013 A, Joint Improvement RB(g)	5.00%	11/01/2030	1,700	1,862,180
Series 2014 A, Ref. RB(g)	5.25%	11/01/2026	1,000	1,138,830
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (c)(e)(f)	5.00%	08/15/2018	7,960	8,012,058
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (m)	0.92%	11/01/2041	9,800	9,800,000
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)(e)(f)	5.00%	08/15/2019	1,000	1,037,830
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (e)(f)	7.25%	12/01/2018	1,200	1,232,952
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (e)(f)	5.00%	12/01/2019	1,550	1,621,502
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (g)	4.75%	07/01/2024	2,275	2,462,869
Houston (City of); Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2031	1,215	1,328,177
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	3,120	3,404,107
Series 2015 C, Ref. Airport System RB(g)	5.00%	07/15/2020	865	911,061
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (d)	5.50%	08/15/2045	1,360	1,412,618
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,241,456
Lower Colorado River Authority; Series 2012 A, Ref. RB(e)(f)	5.00%	05/15/2022	5	5,546
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,621,710
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (e)(f)	6.25%	02/15/2019	1,450	1,495,588
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	4.75%	07/01/2042	1,115	1,133,052
Series 2017 B, Sr. Living RB	5.00%	07/01/2052	495	499,297
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	2,055	2,229,593
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2042	1,135	1,196,438
North Texas Tollway Authority; Series 2008 I, Ref. First Tier System CAB RB (INS-AGC)(b)	6.20%	01/01/2042	1,000	1,199,540
Series 2011 A, Special Projects System RB(c)(e)(f)	5.50%	09/01/2021	4,365	4,840,610
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	10,095	11,005,973
Series 2017 B, Ref. Second Tier System RB(c)	5.00%	01/01/2048	5,850	6,564,110
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,695	2,950,917
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB (e)(f)	5.00%	10/01/2020	1,250	1,337,988
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/2037	5,000	5,443,650
Series 2012, Ref. & Improvement RB	5.00%	03/01/2042	6,050	6,541,804
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	2,060	2,167,491
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,905	1,995,221
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,000,090
Series 2007, Retirement Facility RB	5.75%	11/15/2037	825	819,242
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	585	585,550
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,330	2,536,368
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	4,900	5,031,271
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	4,900,891

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	$3,780	$4,077,448
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	3,555	1,648,489
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	1,210	535,389
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,730	1,876,375
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,730	1,973,532
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (e)(f)	5.00%	05/15/2019	4,000	4,125,400
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,970	6,988,542
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,644,165
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,410	1,542,371
Series 2012, Gas Supply RB	5.00%	12/15/2029	1,325	1,446,436
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,860	5,290,353
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (g)	5.00%	12/31/2055	1,170	1,264,829
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,000	2,137,480
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,500	1,760,310
				150,718,072

Utah–3.27%

Salt Lake City (City of); Series 2017 A, Airport RB(c)(g)	5.00%	07/01/2047	2,770	3,127,358
Series 2017 A, Airport RB(g)	5.00%	07/01/2047	3,180	3,590,252
University of Utah; Series 2013 A, General RB (c)(e)(f)	5.00%	08/01/2023	14,235	16,295,232
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,075	1,076,913
				24,089,755

Virgin Islands–0.34%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	675	615,094
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,100	1,874,250
				2,489,344

Virginia–2.04%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (g)	5.00%	01/01/2040	2,405	2,561,806
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(g)	5.50%	01/01/2042	3,650	3,979,924
Series 2012, Sr. Lien RB(g)	6.00%	01/01/2037	820	915,341
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	3,605	3,860,270
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB (g)	5.00%	12/31/2056	3,425	3,754,314
				15,071,655

Washington–4.01%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(g)	5.50%	07/01/2025	1,080	1,181,002
Series 2011 A, Ref. Consolidated RB(g)	5.50%	07/01/2026	1,175	1,284,886
Kalispel Tribe of Indians; Series 2018 A, RB (d)	5.00%	01/01/2032	1,400	1,430,954
Seattle (Port of); Series 2017 C, Intermediate Lien RB (g)	5.25%	05/01/2042	1,200	1,396,404
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2032	2,000	2,159,460
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2041	13,370	14,347,748

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	$3,495	$3,639,448
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (e)(f)	6.25%	05/15/2021	1,525	1,714,710
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,451,487
				29,606,099

West Virginia–1.02%

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,540	1,541,124
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	995	1,000,602
Series 2008, RB	6.25%	10/01/2023	1,695	1,706,221
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB(e)(f)	5.50%	06/01/2019	1,630	1,689,674
Series 2009 C, Ref. & Improvement RB(e)(f)	5.50%	06/01/2019	1,535	1,591,197
				7,528,818

Wisconsin–2.92%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(d)	6.75%	08/01/2031	640	694,746
Series 2017, Limited Obligation PILOT RB(d)	6.75%	12/01/2042	2,190	2,543,334
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (e)	5.50%	12/15/2020	2,000	2,179,120
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(g)	5.38%	11/01/2021	700	701,946
Series 2007 B, Collateralized Utility RB(g)	5.75%	11/01/2037	625	626,619
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (e)(f)	6.63%	02/15/2019	1,825	1,885,809
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	6,060	6,710,420
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,710	1,822,039
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,839,054
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	975,264
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(e)(f)	5.38%	05/01/2019	145	149,847
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,400	1,446,158
				21,574,356

Wyoming–0.60%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,850	1,927,205
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(c)	5.00%	01/01/2047	2,250	2,524,658
				4,451,863
TOTAL INVESTMENTS IN SECURITIES(q)–166.07% (Cost $1,169,877,388)				1,225,478,242
FLOATING RATE NOTE OBLIGATIONS–(30.82)%
Notes with interest and fee rates ranging from 1.58% to 1.98% at 05/31/2018 contractual maturities of collateral ranging from 06/01/2022 to 04/01/2056 (See Note 1D)(r)				(227,430,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.04)%				(273,293,904)
OTHER ASSETS LESS LIABILITIES–1.79%				13,166,320
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$737,920,658

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CAB	—Capital Appreciation Bonds
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
GO	—General Obligation
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit

NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SIFMA	—Securities Industry and Financial Markets Association
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $29,852,386, which represented 4.05% of the Trust’s Net Assets.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2018 was $1,816,159, which represented less than 1% of the Trust’s Net Assets.

(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(l)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,410,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(o)	Security subject to crossover refunding.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018. At May 31, 2018, the Trust’s investments with a value of $352,614,449 are held by TOB Trusts and serve as collateral for the $227,430,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Trust for Investment Grade Municipals

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Trust for Investment Grade Municipals

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Trust for Investment Grade Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.